Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 20, 2012
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
Supplement [Text Block]	cfst1352280_SupplementTextBlock

Prospectus Supplement — January 20, 2012 to the Prospectuses listed below

Fund	Prospectuses Dated
Columbia Absolute Return Multi-Strategy Fund	08/01/2011

Columbia Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The information under the caption “Past Performance” in the Summary section is hereby superseded and replaced with the following information:
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund commenced operations on March 31, 2011.

When performance is available, the Fund intends to compare its performance to the performance of the Citigroup 3-month Treasury Bill Index as the primary benchmark and as the secondary benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.